World ex U.S. Targeted Value Portfolio

SHARE CLASS (TICKER): INSTITUTIONAL CLASS (DWUSX)

Summary Prospectus

July 21, 2015

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at http://us.dimensional.com/other/prospectuses. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Prospectus and SAI, both dated February 28, 2015, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the World ex U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Targeted Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.58%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement*	0.48%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the World ex U.S. Targeted Value Portfolio. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World ex U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$324	$597	$1,378

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PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World ex U.S. Targeted Value Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Targeted Value Portfolio’s portfolio turnover rate was 9% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The World ex U.S. Targeted Value Portfolio seeks to achieve its investment objective through exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap value companies, associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. When investing directly in securities of non-U.S. companies, Dimensional Fund Advisors LP (the “Advisor”) may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering different valuation ratios and/or profitability. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The World ex U.S. Targeted Value Portfolio may pursue its investment objective by investing its assets in The Emerging Markets Small Cap Series, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Dimensional Emerging Markets Value Fund (the “Underlying Funds”) and/or directly in securities of non-U.S. companies. Periodically, the Advisor will review the allocations for the World ex U.S. Targeted Value Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

When constructing the World ex U.S. Targeted Value Portfolio’s investment portfolio, the Advisor intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When consistent with the Portfolio’s investment policies, the Advisor will buy and sell securities for the Portfolio considering the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates). When buying

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and selling shares of the Underlying Funds or buying and selling individual securities for the Underlying Funds, the Advisor does not consider the federal tax implications of investment decisions.

The World ex U.S. Targeted Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may use derivatives, such as futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Fund of Funds Risk: The investment performance of the World ex U.S. Targeted Value Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund that underperforms other funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks listed below for the Portfolio include both the risks associated with direct investment in securities by the Portfolio and indirect investment in securities through the Portfolio’s investment in the Underlying Funds.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Targeted Value Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Targeted Value Portfolio to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the World ex U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Tax Advantage Strategy Risk: An investment strategy that considers the tax implications of investment decisions may alter the construction of the World ex U.S. Targeted Value Portfolio and affect portfolio holdings, when compared to other mutual funds that do not take into account potential tax implications. The Advisor anticipates that performance of the Portfolio may deviate from that of mutual funds that do not take into account potential tax implications.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the World ex U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The World ex U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the

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Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World ex U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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World ex U.S. Targeted Value Portfolio Institutional Class Shares

Highest Quarter: January 2013–December 2014	(7/13–9/13)	13.23
Lowest Quarter: January 2013–December 2014	(7/14–9/14)	-7.06

Annualized Returns (%)

For the periods ending December 31, 2014

	1 YEAR	SINCE 11/1/12 INCEPTION
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.12%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.60%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Targeted Value Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World ex U.S. Targeted Value Portfolio. The following individuals are responsible for coordinating the day to day management of the World ex U.S. Targeted Value Portfolio:

•	Karen Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

•	Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading and a portfolio manager of the Portfolio since inception.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World ex U.S. Targeted Value Portfolio on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed, by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World ex U.S. Targeted Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

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Dimensional Fund Advisors LP 6300 Bee Caves Road, Building One Austin, TX 78746 (512) 306-7400 RRD072115-DWUSX 00149059